SCHEDULE OF LONG-TERM DEBT (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan Disclosure [Line Items]
Long Term Debt	$ 259,903	$ 338,803
Current Portion of Long-term debt	(112,188)	(120,284)
Previously Reported [Member]
Defined Benefit Plan Disclosure [Line Items]
Long Term Debt		338,803
Current Portion of Long-term debt		(120,284)
Shanghai Bank [Member]
Defined Benefit Plan Disclosure [Line Items]
Long Term Debt	$ 371,091	469,087
Shanghai Bank [Member] | Previously Reported [Member]
Defined Benefit Plan Disclosure [Line Items]
Long Term Debt		$ 469,087